Capital adequacy - Minimum capital requirements exclusive of buffers (Details) € in Millions, kr in Millions	6 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)
Disclosure of credit risk exposure
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Parent Company
Disclosure of credit risk exposure
EAD		kr 362,107	kr 330,696
Risk exposure amount		92,973	88,657
Minimum capital requirements		7,438	7,093
Parent Company | Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD		2,272	2,367
Risk exposure amount		2,272	2,367
Minimum capital requirements		182	189
Parent Company | Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD		2,272	2,367
Risk exposure amount		2,272	2,367
Minimum capital requirements		182	189
Parent Company | Credit risk | IRB approach
Disclosure of credit risk exposure
EAD		359,835	328,329
Risk exposure amount		84,435	79,838
Minimum capital requirements		6,755	6,387
Parent Company | Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD		201,835	172,148
Risk exposure amount		10,008	8,816
Minimum capital requirements		801	705
Parent Company | Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD		34,708	45,437
Risk exposure amount		8,100	10,802
Minimum capital requirements		648	864
Parent Company | Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD		123,129	110,592
Risk exposure amount		66,164	60,068
Minimum capital requirements		5,293	4,806
Parent Company | Credit risk | IRB approach | Assets without counterparty
Disclosure of credit risk exposure
EAD		163	152
Risk exposure amount		163	152
Minimum capital requirements		13	12
Parent Company | Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD		5,315	5,613
Risk exposure amount		1,788	1,980
Minimum capital requirements		143	158
Parent Company | Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD		3,987	3,646
Risk exposure amount		2,643	2,352
Minimum capital requirements		211	188
Parent Company | Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount		2,239	2,534
Minimum capital requirements		179	203
Parent Company | Currency risk
Disclosure of credit risk exposure
Risk exposure amount		806	695
Minimum capital requirements		64	56
Parent Company | Commodities risk
Disclosure of credit risk exposure
Risk exposure amount		7	9
Minimum capital requirements		1	1
Parent Company | Operational risk
Disclosure of credit risk exposure
Risk exposure amount		3,214	3,214
Minimum capital requirements		kr 257	kr 257